Intangible assets - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Apr. 01, 2022
Wittycel SAS
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, other intangible assets	€ 0
Prosynergia
Disclosure of detailed information about intangible assets [line items]
Technology- based intangible assets, assets acquisitions		€ 6,529